Shareholders' Equity (Details 2) (USD $) In Thousands, unless otherwise specified							9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2013 AIG	Dec. 31, 2012 AIG	Dec. 31, 2011 AIG	Dec. 31, 2010 AIG	Dec. 31, 2012 AIG Paid-in capital aircraft	Dec. 31, 2012 AIG Retained earnings aircraft
Paid-in Capital
Compensation expenses, debt issue cost and other expenses							$ 3,675	$ 2,636	$ (8,000)	$ 2,825
Number of corporate aircraft											1	2
Corporate aircraft contributed by AIG, net of tax								16,690
Taxes on aircraft contribution from AIG								9,211
Corporate aircraft transferred to AIG, net of tax								25,379
Corporate aircraft transferred to AIG, tax								11,866
Adjustment for forfeited pension benefits									8,000
Accumulated other comprehensive (loss) income
Cumulative unrealized (loss) gain related to cash flow hedges, net of tax			(12,931)			(19,764)
Cumulative unrealized gain related to securities available for sale, net of tax			440			127
Total accumulated other comprehensive (loss) income	(5,967)	(7,899)	(12,491)	(14,941)	(16,956)	(19,637)
Cumulative unrealized (loss) gain related to cash flow hedges, tax effect			7,054			10,642
Cumulative unrealized gain related to securities available for sale, tax effect			$ 240			$ 68